EMPLOYEE BENEFIT PLAN (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
Continuing Operations [Member]
Defined Contribution Plan, Cost	$ 107,638	$ 130,591	$ 338,279	$ 383,896	$ 602,641	$ 73,047
Defined Benefit Plan, Benefit Obligation	$ 885,967		$ 885,967		963,824	111,534
Discontinued Operations [Member]
Defined Contribution Plan, Cost		$ 78,618		$ 182,128	$ 464,159	340,517
Defined Benefit Plan, Benefit Obligation						$ 897,091